UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
 (Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
 (Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
 (Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2018 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 77.0%
Banks - 3.5%
Associated Banc-Corp	11,000	$286,000
Comerica	1,900	171,380
Kearny Financial	19,700	272,845
Opus Bank	2,600	71,240
Oritani Financial	12,500	194,375
		995,840
Communication Services - 1.9%
Telephone & Data Systems	17,875	543,936
Consumer Discretionary - 2.5%
Lowe's Companies	5,500	631,510
Shutterfly *	993	65,429
		696,939
Consumer Staples - 12.4%
Campbell Soup	7,900	289,377
Coca-Cola	14,225	657,052
Colgate-Palmolive	7,900	528,905
Mondelez International, Class A	13,250	569,220
Nestle	7,000	583,595
Tootsie Roll Industries	16,107	471,130
Walgreens Boots Alliance	5,150	375,435
		3,474,714
Diversified Financial Services - 0.9%
Invesco	10,400	237,952
Energy - 6.4%
Hess	11,600	830,328
Noble Energy	15,363	479,172
Suncor Energy	12,900	499,101
		1,808,601
Healthcare - 10.5%
Abbott Laboratories	12,600	924,336
AstraZeneca - ADR	14,000	553,980
GlaxoSmithKline - ADR	5,650	226,961
Johnson & Johnson	4,725	652,853
Merck & Co.	8,300	588,802
		2,946,932
Industrials - 3.3%
Eaton	7,450	646,139
Regal Beloit	3,350	276,207
		922,346
Information Technology - 9.4%
FARO Technologies *	5,500	353,925
FLIR Systems	13,150	808,330
Microsoft	6,700	766,279
Oracle	4,500	232,020
Paychex	3,000	220,950
Science Applications International	3,200	257,920
		2,639,424
Insurance Brokers - 3.3%
Brown & Brown	31,400	928,498

Life & Health Insurance - 1.7%
Aflac	10,400	489,528
Materials - 4.2%
Domtar	15,251	795,645
Louisiana-Pacific	14,800	392,052
		1,187,697
Multi-line Insurance - 1.6%
Loews	9,100	457,093
Property & Casualty Insurance - 9.4%
Axis Capital Holdings	7,500	432,825
Berkshire Hathaway, Class B *	3,250	695,858
First American Financial	9,775	504,292
Hanover Insurance Group	2,000	246,740
Lancashire Holdings	22,500	178,306
Mercury General	6,100	305,976
Selective Insurance Group	4,450	282,575
		2,646,572
Real Estate - 3.0%
Four Corners Property Trust	20,248	520,171
Howard Hughes *	2,500	310,550
		830,721
Reinsurance - 3.0%
RenaissanceRe Holdings	6,289	840,085

Total Common Stocks
(Cost $15,833,179)		21,646,878

CONVERTIBLE BONDS - 15.8%	Par
Consumer Discretionary - 2.2%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	626,668
Industrials - 2.6%
Chart Industries
1.000%, 11/15/2024 (a)	511,000	727,562
Information Technology - 6.4%
Akamai Technologies
0.125%, 05/01/2025 (a)	639,000	628,407
Synaptics
0.500%, 06/15/2022	368,500	351,558
Verint Systems
1.500%, 06/01/2021	810,000	834,241
		1,814,206
Materials - 1.7%
RTI International
1.625%, 10/15/2019	460,000	468,919
Real Estate - 2.9%
Forestar Group
3.750%, 03/01/2020	825,000	818,870
Total Convertible Bonds
(Cost 4,278,842)		4,456,225

CORPORATE BONDS - 4.0%
Communication Services - 1.8%
Verizon Communications
3.500%, 11/01/2021	500,000	501,822

Consumer Staples - 0.9%
CVS Health
2.250%, 08/12/2019	263,000	261,539
Healthcare - 1.3%
Amgen
2.200%, 05/22/2019	350,000	348,726
Total Corporate Bonds
(Cost $1,118,140)		1,112,087

SHORT-TERM INVESTMENT - 2.7%	Shares
Invesco Treasury Portfolio, 1.982%^
(Cost $753,139)	753,139	753,139

Total Investments - 99.5%
(Cost $21,983,300)		27,968,329
Other Assets and Liabilites, Net - 0.5%		137,418
Total Net Assets - 100.0%		$28,105,747

* Non-income producing security
ADR - American Depositary Receipt
(a)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser. As of September 30, 2018, the value of this investment was $1,982,637 or 7.1% of total net assets.

^ The rate shown is the annualized seven-day yield effective as of September 30, 2018.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,646,878	$-	$-	$21,646,878
Convertible Bonds	-	4,456,225	-	4,456,225
Corporate Bonds	-	1,112,087	-	1,112,087
Short-Term Investment	753,139	-	-	753,139
Total Investments	$22,400,017	$5,568,312	$-	$27,968,329

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended September 30, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments September 30, 2018 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 91.2%
Banks - 18.3%
Associated Banc-Corp	31,800	$826,800
Bank of N.T. Butterfield & Son	36,200	1,877,332
Beneficial Bancorp	77,400	1,308,060
BSB Bancorp *	9,180	299,268
Central Pacific Financial	62,600	1,654,518
Central Valley Community Bancorp	31,200	674,232
Citigroup	13,870	995,034
Comerica	7,100	640,420
Dime Community Bancshares	77,700	1,386,945
First Connecticut Bancorp	33,000	975,150
HomeTrust Bancshares *	78,200	2,279,530
Kearny Financial	164,726	2,281,455
KeyCorp	126,600	2,518,074
OceanFirst Financial	30,100	819,322
Opus Bank	10,400	284,960
Oritani Financial	69,250	1,076,837
PCSB Financial	67,300	1,368,882
SI Financial Group	51,200	716,800
Waterstone Financial	78,000	1,337,700
Western New England Bancorp	130,235	1,406,538
		24,727,857
Consumer Discretionary - 8.9%
Darden Restaurants	4,300	478,117
Del Frisco's Restaurant Group *	76,000	630,800
eBay *	54,700	1,806,194
Habit Restaurants *	82,100	1,309,495
Home Depot	11,900	2,465,085
Hyatt Hotels, Class A	16,600	1,321,194
Noodles & Company *	139,204	1,684,368
Ruth's Hospitality Group	29,000	914,950
William Hill	452,300	1,486,208
		12,096,411
Consumer Staples - 7.3%
Carlsberg A/S, Class B	6,100	731,669
Church & Dwight	41,000	2,434,170
Colgate-Palmolive	15,200	1,017,640
Mondelez International, Class A	36,400	1,563,744
Nestle	27,400	2,284,357
Tootsie Roll Industries	60,559	1,771,351
		9,802,931
Diversified Financial Services - 3.9%
Federated Investors, Class B	103,500	2,496,420
Invesco	70,300	1,608,464
Jefferies Financial Group	50,500	1,108,980
		5,213,864

Energy - 3.2%
Hess	35,100	2,512,458
Noble Energy	58,200	1,815,258
		4,327,716
Healthcare - 5.4%
AstraZeneca - ADR	25,400	1,005,078
GlaxoSmithKline - ADR	24,500	984,165
Medtronic	14,000	1,377,180
Merck & Co.	30,148	2,138,699
Patterson Companies	73,150	1,788,518
		7,293,640
Industrials - 4.5%
CIRCOR International	27,300	1,296,750
Landstar System	13,100	1,598,200
Powell Industries	45,700	1,657,082
Regal Beloit	18,000	1,484,100
		6,036,132
Information Technology - 9.7%
FARO Technologies *	20,400	1,312,740
FLIR Systems	45,400	2,790,738
Maxim Integrated Products	18,300	1,031,937
Microsoft	26,600	3,042,242
Paychex	26,000	1,914,900
Synopsys *	6,700	660,687
VeriSign *	8,900	1,425,068
Xilinx	12,300	986,091
		13,164,403
Insurance Brokers - 4.1%
Brown & Brown	187,150	5,534,026
Life & Health Insurance - 3.8%
Primerica	14,900	1,796,195
Torchmark	37,800	3,276,882
		5,073,077
Materials - 2.1%
Agnico Eagle Mines	27,700	947,340
Domtar	12,300	641,691
Kinross Gold *	97,100	262,170
Newmont Mining	27,200	821,440
Victoria Gold *	887,800	234,823
		2,907,464
Property & Casualty Insurance - 16.1%
Axis Capital Holdings	36,500	2,106,415
Cincinnati Financial	57,150	4,389,692
Employers Holdings	34,600	1,567,380
Hanover Insurance Group	13,800	1,702,506
Hiscox	67,815	1,454,025
Lancashire Holdings	228,200	1,808,420
Mercury General	59,300	2,974,488
Safety Insurance Group	5,850	524,160
Selective Insurance Group	23,600	1,498,600
United Fire Group	22,300	1,132,171
White Mountains Insurance Group	2,881	2,696,241
		21,854,098

Real Estate - 0.9%
Cousins Properties	130,892	1,163,630
Reinsurance - 3.0%
RenaissanceRe Holdings	30,400	4,060,832
Total Common Stocks
(Cost $95,985,792)		123,256,081

CONVERTIBLE BOND - 0.3%	Par
Real Estate - 0.3%
Forestar Group
3.750%, 03/01/2020
(Cost $457,748)	$450,000	446,657

SHORT-TERM INVESTMENT - 8.5%	Shares
Invesco Treasury Portfolio, 1.982%^
(Cost $11,506,336)	11,506,336	11,506,336

Total Investments - 100.0%
(Cost $107,949,876)		135,209,074
Other Assets and Liabilities, Net - 0.0%		15,197
Total Net Assets - 100.0%		$135,224,271

* Non-income producing security
ADR - American Depositary Receipt
^ The rate shown is the annualized seven-day yield effective as of September 30, 2018.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2018, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$123,256,081	$-	$-	$123,256,081
Convertible Bonds	-	446,657	-	446,657
Short-Term Investment	11,506,336	-	-	11,506,336
Total Investments	$134,762,417	$446,657	$-	$135,209,074

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended September 30, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
                                            John D. Gillespie, President

Date  November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John D. Gillespie
                                            John D. Gillespie, President

Date  November 28, 2018

By (Signature and Title)  /s/ Peter N. Perugini
                                            Peter N. Perugini, Treasurer

  Date  November 28, 2018